CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Revenues
Net premiums earned	[1]	$ 2,831.9		$ 2,889.7	$ 2,614.5
Net Investment Income		326.3	[2]	318.0	275.7
Gain (loss) on investments		61.4		52.6	75.9
Total revenues		3,219.6		3,260.3	2,966.1
Expenses
Losses and loss adjustment expenses	[1]	(1,546.7)		(1,717.8)	(1,553.0)
Acquisition costs		(422.4)		(420.2)	(380.2)
General, administrative and corporate expenses	[3]	(671.4)		(533.1)	(503.6)
Interest expense		(31.7)		(62.1)	(55.2)
Change in fair value of derivatives		47.5		(21.1)	26.1
Realized and unrealized investment losses (3)	[4]	(72.3)		(102.1)	(61.4)
Net realized and unrealized foreign exchange losses		(78.5)		60.2	(36.2)
Total expenses		(2,775.5)		(2,796.2)	(2,563.5)
Income from operations before income taxes		444.1		464.1	402.6
Income tax (expense)/benefit		(103.9)		22.0	132.1
Net income		340.2		486.1	534.7
Other Comprehensive Income:
Reclassification adjustment for net realized losses on investments included in net income		43.0		59.4	40.2
Change in net unrealized gains/(losses) on available for sale securities held		128.0		(25.3)	86.0
Net change from current period hedged transactions		6.7		(6.5)	(14.0)
Change in foreign currency translation adjustment		51.6		(14.1)	14.4
Other comprehensive income, before income taxes		229.3		13.5	126.6
Income tax (expense)/benefit thereon:
Reclassification adjustment for net realized losses on investments included in net income		(8.7)		(11.5)	(6.6)
Change in net unrealized (gains)/losses on available for sale securities held		(25.4)		6.8	(14.0)
Net change from current period hedged transactions		(1.6)		1.4	0.0
Change in foreign currency translation adjustment		(1.8)		0.0	0.0
Total income tax (expense) allocated to other comprehensive income		(37.5)		(3.3)	(20.6)
Other comprehensive income, net of tax		191.8		10.2	106.0
Total comprehensive income attributable to Aspen Insurance Holdings Limited		532.0		496.3	640.7
Preference share dividends		(45.5)		(54.9)	(49.9)
Net income (loss) available to ordinary shareholders, basic		$ 290.3		$ 431.2	$ 484.8
Basic earnings per ordinary share (5)	[5]	$ 3.18		$ 4.75	$ 5.34
Diluted earnings per ordinary share (5)	[5]	$ 3.17		$ 4.75	$ 5.34
Preference shares | Retained earnings
Income tax (expense)/benefit thereon:
Preference share redemption costs		$ (4.4)		$ 0.0	$ 0.0

[1]	Net earned premiums and losses and loss adjustment expenses include related party balances of $5.9 million and $3.7 million, respectively, for the twelve months ended December 31, 2025. Refer to Note 20, “Related Party Transactions” for further details.
[2]	Net investment income includes related party net investment income of $13.6 million (2024 — $15.2 million, 2023 — $19.6 million) and related party investment management fees of $6.4 million (2024 — $9.2 million, 2023 — $9.4 million).
[3]	General, administrative and corporate expenses includes related party management consulting fees of $1.8 million (2024 — $5.0 million; 2023 — $5.0 million).
[4]	Realized and unrealized investment gains and losses include losses of $1.7 million on related party investments (2024 — gains of $2.5 million, 2023 — gains of $8.7 million).
[5]	Basic and diluted earnings per ordinary share have been retroactively adjusted to reflect the impact of the Ordinary Share Exchange, for all periods presented. Refer to Note 12, “Capital Structure” and Note 13, “Earnings Per Ordinary Share” for further details.